Segment Information - By Geographic Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Company's geographic operations
Net revenues	$ 2,162,955	$ 2,108,327	$ 1,583,884
Long-lived assets	467,386	488,181	285,487
China
Company's geographic operations
Net revenues	2,154,529	2,096,179	1,571,035
Long-lived assets	466,727	487,844	285,208
International
Company's geographic operations
Net revenues	8,426	12,148	12,849
Long-lived assets	$ 659	$ 337	$ 279